January 4, 2013

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:           Jackson VFL Variable Annuity Separate Account
File Nos: 333-185783 and 811-07547

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of supplement to the prospectus and the form of supplement to the statement of additional information that would have been filed under paragraph (c) do not differ from those contained in the initial Registration Statement; and that the text of the Registration Statement was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Yours truly,

/s/  FRANK J. JULIAN

Frank J. Julian
Assistant Vice President